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                       ALPINE U.S. REAL ESTATE EQUITY FUND
                  ALPINE INTERNATIONAL REAL ESTATE EQUITY FUND
                       ALPINE REALTY INCOME & GROWTH FUND
                          SERIES OF ALPINE EQUITY TRUST


                          SUPPLEMENT DATED MAY 7, 2002
                      TO PROSPECTUS DATED FEBRUARY 1, 2002
                      ------------------------------------


U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202, will become the transfer agent for the Funds. Quasar Distributors, LLC, an affiliate of U.S. Bancorp Fund Services, LLC, will serve as the Funds' distributor. Additionally, U.S. Bank, N.A., also an affiliate of U.S. Bancorp Fund Services, LLC, 425 Walnut Street, Cincinnati, OH 45202, will become the Funds' custodian.

All correspondence, including: (i) Share Purchase Applications; (ii) checks for purchases by mail; (iii) exchange requests by mail; (iv) telephone redemption authorizations; and (v) written redemption requests should be mailed to the address noted below.

Any exchanges of your Class Y shares of a Fund for Class Y shares of one of the other Funds will be subject to $5 fee.

To redeem shares by telephone you may call between the hours of 8:00 a.m. and 7:00 p.m. (Central time).

Please also note that a $15 charge is deducted from redemption proceeds if the proceeds are wired. The charge was previously $5. Additionally, if your purchase transaction is canceled because your purchase check does not clear, you will be responsible for any loss the Fund or the Advisor incurs and you will be subject to a returned check fee of $25.


Mail:

Alpine Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd floor
Milwaukee, WI 53201-0701

Payments by wire transfer should be made according to the instructions below.

Bank Wiring Instructions:
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH  45202
ABA No.  042000013
Credit: U.S. Bancorp Fund Services, LLC
Account No. 112-952-137
Further Credit:  Alpine Funds
(Shareholder Account #, Shareholder Name)


    Please retain this Supplement with your Prospectus for future reference.

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                       ALPINE U.S. REAL ESTATE EQUITY FUND
                  ALPINE INTERNATIONAL REAL ESTATE EQUITY FUND
                       ALPINE REALTY INCOME & GROWTH FUND
                          SERIES OF ALPINE EQUITY TRUST


                  SUPPLEMENT DATED MAY 7, 2002 TO STATEMENT OF
                  ADDITIONAL INFORMATION DATED FEBRUARY 1, 2002
                  ---------------------------------------------


U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202, will become the transfer agent for the Funds. Quasar Distributors, LLC, an affiliate of U.S. Bancorp Fund Services, LLC, will serve as the Funds' distributor. Additionally, U.S. Bank, N.A., also an affiliate of U.S. Bancorp Fund Services, LLC, 425 Walnut Street, Cincinnati, OH 45202, will become the Funds' custodian.

The following modifies the disclosure regarding the administrator that is set forth on page 41 of the Statement of Additional Information under the caption "Administrator":

     U.S. Bancorp Fund Services, LLC ("U.S. Bancorp"), located at 615 East Michigan Street, Milwaukee, WI 53202, provides administration services to the Funds. These services include: assisting in the supervision of all aspects of the operations of the Fund (except those performed by the Adviser, the custodian, the transfer agent or the fund accounting agent); preparing certain period reports; assisting in the preparation of tax returns; and preparing materials for use in connection with meetings of Trustees and shareholders. The Trust pays U.S. Bancorp for such services, with respect to the Class Y shares, a minimum annual fee equal to (i) $25,000 for the U.S. Fund, (ii) $30,000 for the International Fund, and
     (iii) $15,000 for the Income and Growth Fund, for the first $27,500,000 of each Fund's average daily net assets, plus 0.05% of each Fund's average daily net assets from $27,500,001 to $400 million and 0.04% of each Fund's average daily net assets in excess of $400 million. With respect to Class B shares, each Fund pays a minimum annual fee equal to $10,000 for the first $12,750,000 of each Fund's average daily net assets, plus 0.05% of each Fund's average daily net assets from $12,750,001 to $400 million and 0.04% of each Fund's average daily net assets in excess of $400 million. For accounting services, with respect to Class Y shares, the Trust pays U.S. Bancorp, a minimum annual fee equal to (i) $25,000 for the first $27,500,000 of the average daily net assets of the Income and Growth Fund,
     (ii) $32,500 for the first $27,500,000 of the average daily net assets of the International Fund, (iii) $32,500 for the first $27,500,000 of the average daily net assets of the U.S. Fund, plus 0.02% of each Fund's average daily net assets from $27,500,001 to $300 million, 0.015% of each Fund's average daily net assets on the next $500 million, and 0.01% of each Fund's average daily net assets in excess of $800 million. With respect to Class B shares, each Fund pays the greater of a minimum annual fee of $10,000 or 35% of the accounting fees charged to the initial class, plus 0.02% of each Fund's average daily net assets from $12,750,001 to $400 million, 0.015% of

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     each Fund's average daily net assets on the next $500 million, and 0.01% of each Fund's average daily net assets in excess of $900 million.


Please retain this Supplement with your Statement of Additional Information for future reference.